LEASES (Tables)	12 Months Ended
Jun. 30, 2022
LEASES
Reconciliation of right of use leased assets and lease liability from beginning of year to end of year

	06/30/2022	06/30/2021
Right-of-use leased asset
Book value at the beginning of the year	3,688,150	2,369,326
Additions of the year	10,429,919	913,321
Exchange differences	1,709,963	405,503
Book value at the end of the year	15,828,032	3,688,150

	06/30/2022	06/30/2021
Depreciation
Book value at the beginning of the year	2,360,490	1,254,729
Exchange differences	65,978	278,441
Depreciation of the period/year	1,257,538	827,320
Accumulated depreciation at the end of the year	3,684,006	2,360,490
Total	12,144,026	1,327,660

	06/30/2022	06/30/2021
Lease liability
Book value at the beginning of the year	1,140,717	1,109,812
Additions of the year	9,937,271	259,427
Interest expenses, exchange differences and inflation effects	1,708,060	500,442
Payments of the year	(1,034,764)	(728,964)
Total	11,751,284	1,140,717

	06/30/2022	06/30/2021
Lease Liabilities
Non-current	10,338,380	390,409
Current	1,412,904	750,308
Total	11,751,284	1,140,717

Schedule of right-of-use leased assets

	06/30/2022	06/30/2021
Machinery and equipment	828,977	661,544
Vehicles	1,115,087	1,061,184
Equipment and computer software	742,382	582,101
Land and buildings	13,141,586	1,383,321
	15,828,032	3,688,150